NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$ 15,880	$ 16,183	$ 15,044
Weighted average ordinary shares outstanding:
Denominator for basic net earnings per share	36,835,163	36,502,264	36,267,739
Effect of dilutive securities	458,753	605,406	777,968
Denominator for diluted net earnings per share	37,293,916	37,107,670	37,045,707
Basic and diluted earnings per share (in dollars per share)	$ 0.43	$ 0.44	$ 0.41